UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross Investments, Ltd.
Address:	48 Par-La-Ville Road
		Suite 577
		Hamilton, Bermuda  HM11

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Hakan Castegren
Title:	President
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Hakan Castegren	Hamilton, Bermuda		May 10,1999


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		12

Form 13F Information Table Value Total:		$920,853



List of Other Included Managers:			None
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                                                           FORM 13F INFORMATION TABLE



       Column 1           Column 2     Column 3   Column 4  Column 5            Column 6    Column 7      Column8

                                                   VALUE    SHARES/  SH/ PUT/  INVESTMENT     OTHER    VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN CALL  DISCRETION   MANAGERS       SOLE      SHARED  NONE

Banco Comm Portuges SA Spsrd ADR New   059749303     14,903   503,062sh           Sole                       503,062
Cadbury Schweppes PLC  ADR             127209302     24,972   430,081sh           Sole                       430,081
Ericsson L M Tel Co.   ADR CL B SEK10  294821400     34,576 1,452,000sh           Sole                     1,452,000
Smithkline Beecham PLC ADR Rep Eq UT  8323784000    238,810 3,340,000sh           Sole                     3,340,000
Sony Corp              ADR New         835699307     13,697   150,000sh           Sole                       150,000
Royal Dutch Pete Co    NY Reg GLDR 5   780257705    139,152 2,676,000sh           Sole                     2,676,000
YPF Sociedad Anonima   Spsrd ADR CL D  984245100    111,416 3,530,000sh           Sole                     3,530,000
Rio Tinto              Spsrd ADR       74974K706      1,462    26,583sh           Sole                        26,583
News Corp              ADR             652487703    133,635 4,530,000sh           Sole                     4,530,000
Anglo American         ADR             034861302     81,663 2,350,000sh           Sole                     2,350,000
Gencor                 ADR             368681201     20,315 8,910,000sh           Sole                     8,910,000
Billiton               ADR               09017110   106,25244,550,000sh           Sole                    44,550,000


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